Reconciliation to Form 5500 - Reconciliation of Benefit Paid (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Benefits paid to participants per the financial statements	$ 823,948,086
Amounts allocated to withdrawing participants at December 31, 2025	2,350,926
Amounts allocated to withdrawing participants at December 31, 2024	(290,735)
Benefits paid to participants per Form 5500, Schedule H (2e, 2g)	$ 826,008,277